AST COHEN & STEERS GLOBAL REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks
Australia — 3.7%
Charter Hall Group, REIT	362,960	$3,259,941
Goodman Group, REIT	95,308	1,232,769
Mirvac Group, REIT	2,321,268	3,638,271
Stockland, REIT	428,712	1,167,903
		9,298,884
Austria — 0.6%
CA Immobilien Anlagen AG	51,988	1,538,837
Belgium — 1.2%
Aedifica SA, REIT	15,344	1,873,181
Warehouses De Pauw CVA, REIT	32,743	1,190,106
		3,063,287
Canada — 0.6%
Allied Properties Real Estate Investment Trust, REIT	52,970	1,426,138
China — 1.9%
China Resources Land Ltd.	362,000	1,651,093
ESR Cayman Ltd., 144A*	622,000	1,934,332
GDS Holdings Ltd., ADR*(a)	14,834	1,213,866
		4,799,291
France — 2.2%
ARGAN SA, REIT	14,161	1,394,818
Covivio, REIT	18,563	1,308,972
Gecina SA, REIT	9,257	1,221,902
ICADE, REIT	2,450	137,784
Klepierre SA, REIT(a)	97,642	1,371,367
		5,434,843
Germany — 7.3%
alstria office REIT-AG, REIT	112,834	1,567,978
Deutsche Wohnen SE	100,414	5,020,544
Instone Real Estate Group AG, 144A*	90,785	2,108,932
LEG Immobilien AG(a)	11,616	1,660,226
Vonovia SE	111,271	7,627,082
		17,984,762
Hong Kong — 5.4%
Hang Lung Properties Ltd.	888,000	2,263,864
Link REIT, REIT	507,151	4,151,129
New World Development Co. Ltd.	751,250	3,665,404
Sun Hung Kai Properties Ltd.	248,500	3,190,915
		13,271,312
Japan — 11.6%
Activia Properties, Inc., REIT	594	2,270,743
Daiwa House REIT Investment Corp., REIT	828	2,115,096
GLP J-REIT, REIT	1,687	2,611,040
Japan Retail Fund Investment Corp., REIT	1,864	2,891,716
Mitsubishi Estate Co. Ltd.	323,450	4,875,353
Mitsui Fudosan Co. Ltd.	342,700	5,951,173
Mitsui Fudosan Logistics Park, Inc., REIT	260	1,243,049
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Nippon Building Fund, Inc., REIT	348	$1,974,211
NIPPON REIT Investment Corp., REIT	714	2,431,440
United Urban Investment Corp., REIT	2,160	2,409,806
		28,773,627
Macau — 0.5%
Sands China Ltd.	295,600	1,151,068
Norway — 0.4%
Entra ASA, 144A	79,033	1,115,037
Singapore — 3.9%
CapitaLand Commercial Trust, REIT	1,502,500	1,814,345
City Developments Ltd.	352,500	1,975,635
Keppel DC REIT, REIT	934,700	1,999,028
Mapletree Industrial Trust, REIT	730,600	1,725,838
Parkway Life Real Estate Investment Trust, REIT	709,675	2,165,591
		9,680,437
Sweden — 3.2%
Castellum AB	126,168	2,866,798
Catena AB	38,187	1,690,591
Fastighets AB Balder (Class B Stock)*	64,249	3,259,380
		7,816,769
United Kingdom — 4.8%
Assura PLC, REIT	1,814,807	1,810,518
Derwent London PLC, REIT	21,316	706,074
Grainger PLC	315,763	1,208,543
Land Securities Group PLC, REIT	124,495	838,149
LondonMetric Property PLC, REIT	421,000	1,202,735
Safestore Holdings PLC, REIT	153,373	1,544,399
Segro PLC, REIT	299,433	3,602,365
UNITE Group PLC (The), REIT*	80,449	870,603
Workspace Group PLC, REIT	16,539	114,575
		11,897,961
United States — 51.3%
Agree Realty Corp., REIT(a)	54,850	3,490,654
Americold Realty Trust, REIT	86,733	3,100,705
Boyd Gaming Corp.	56,887	1,745,862
Caesars Entertainment, Inc.*(a)	21,519	1,206,355
Crown Castle International Corp., REIT	11,612	1,933,398
CyrusOne, Inc., REIT	34,664	2,427,520
Digital Realty Trust, Inc., REIT	23,513	3,450,768
Duke Realty Corp., REIT	114,482	4,224,386
Equinix, Inc., REIT	5,724	4,350,984
Essex Property Trust, Inc., REIT	31,727	6,370,464
Extra Space Storage, Inc., REIT(a)	35,536	3,801,997
Healthcare Trust of America, Inc. (Class A Stock), REIT(a)	68,925	1,792,050
Healthpeak Properties, Inc., REIT	131,484	3,569,791
Hilton Worldwide Holdings, Inc.	23,046	1,966,285
Invitation Homes, Inc., REIT	178,301	4,990,645
Kilroy Realty Corp., REIT	48,386	2,514,136
Kimco Realty Corp., REIT	216,518	2,437,993
Medical Properties Trust, Inc., REIT	166,202	2,930,141
Prologis, Inc., REIT	153,851	15,480,488
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AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Public Storage, REIT	57,683	$12,847,158
Simon Property Group, Inc., REIT	140,835	9,109,208
Sun Communities, Inc., REIT	24,961	3,509,766
UDR, Inc., REIT	166,209	5,420,075
Ventas, Inc., REIT	209,507	8,790,914
VEREIT, Inc., REIT	370,099	2,405,643
VICI Properties, Inc., REIT(a)	264,969	6,192,325
Welltower, Inc., REIT	102,361	5,639,067
Weyerhaeuser Co., REIT	41,153	1,173,684
		126,872,462

Total Long-Term Investments (cost $236,203,846)		244,124,715
Short-Term Investments — 7.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	4,832,418	4,832,418
PGIM Institutional Money Market Fund (cost $13,146,803; includes $13,143,797 of cash collateral for securities on loan)(b)(w)	13,149,209	13,146,580

Total Short-Term Investments (cost $17,979,221)		17,978,998

TOTAL INVESTMENTS—105.9% (cost $254,183,067)		262,103,713

Liabilities in excess of other assets — (5.9)%		(14,612,919)

Net Assets — 100.0%		$247,490,794

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,997,169; cash collateral of $13,143,797 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2